Pension and severance plans	12 Months Ended
Mar. 31, 2012
Pension and severance plans

13. Pension and severance plans:

The Company and certain subsidiaries sponsor pension and retirement plans, which entitle employees, under most circumstances, to lump-sum indemnities or pension payments based on current rates of pay and length of service or the number of “points.” Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the mandatory retirement age.

For the year ended March 31, 2011 and 2012, the Company and certain subsidiaries in Japan changed pension and severance plans as follows:

•	Shifting a portion of NIDEC’s defined benefit plan to defined contribution plan in accordance with the Defined Contribution Pension Act in Japan.

•	Modified the terms of the defined benefit plan.

According to the changes, gains and loss from curtailments and settlements and prior service credit were recognized in consolidated financial statements.

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥18,951	¥15,455
Service cost	949	983
Interest cost	253	213
Actuarial loss	634	337
Acquisition and other	—	691
Plan amendment	(841)	(625)
Curtailments	(442)	(221)
Settlements	(2,844)	(1,304)
Benefits paid	(1,205)	(1,274)

	15,455	14,255

Change in plan assets:
Fair value of plan assets at beginning of year	7,976	7,699
Actual return on plan assets	95	330
Employer contribution	2,741	677
Plan amendment	(109)	—
Settlements	(2,348)	(1,043)
Benefits paid	(656)	(567)

Fair value of plan assets at end of year	7,699	7,096

Funded status	¥(7,756)	¥(7,159)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2011	2012
Accrued pension and severance costs	¥7,756	¥7,159

Net amounts recognized	¥7,756	¥7,159

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2011	2012
Actuarial loss	¥(2,880)	¥(2,243)
Prior service credit	1,145	1,559

Pension liability adjustments, pre-tax	¥(1,735)	¥(684)

The accumulated benefit obligations for all defined benefit pension plans were ¥14,808 million and ¥14,002 million for the years ended March 31, 2011 and 2012, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2011	2012
Projected benefit obligations	¥15,454	¥14,255
Accumulated benefit obligations	14,808	14,002
Fair value of plan assets	¥7,699	¥7,096

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	March 31
	2011	2012
Discount rate	1.6%	1.6%
Rate of compensation increase	2.2%	2.3%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the year ended March 31
	2010	2011	2012
Discount rate	1.8%	1.8%	1.6%
Expected return on plan assets	1.8%	2.3%	2.3%
Rate of compensation increase	2.4%	2.3%	2.2%

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Components of net periodic (benefit) cost:
Service cost	¥1,155	¥949	¥983
Interest cost	331	253	213
Expected return on plan assets	(120)	(165)	(134)
Amortization of net actuarial loss	165	106	120
Amortization of prior service credit	(62)	(135)	(171)
(Gains) losses from curtailments and settlements	—	(249)	296

Net periodic pension cost	¥1,469	¥759	¥1,307

Prior service cost and actuarial gain and loss are amortized using the straight-line method over the average remaining service period of active employees. The estimated prior service credit and net actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2013 are ¥147 million and ¥124 million, respectively.

Foreign plans:

	Yen in millions
	March 31
	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥5,002	¥5,661
Service cost	321	441
Interest cost	206	230
Actuarial (gain) loss	(43)	287
Acquisition and other	789	—
Foreign currency exchange rate changes	(439)	(254)
Benefits paid	(175)	(246)

	5,661	6,119

Change in plan assets:
Fair value of plan assets at beginning of year	435	593
Actual return on plan assets	57	37
Employer contribution	179	50
Foreign currency exchange rate changes	(30)	(12)
Benefits paid	(48)	(105)

Fair value of plan assets at end of year	593	563

Funded status	¥(5,068)	¥(5,556)

Amounts included in the consolidated balance sheet are comprised of:

	000000000	000000000
	Yen in millions
	March 31
	2011	2012
Accrued pension and severance costs	¥5,068	¥5,556

Net amounts recognized	¥5,068	¥5,556

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Actuarial gain	¥301	¥(195)

Pension liability adjustments, pre-tax	¥301	¥(195)

The accumulated benefit obligations for all defined benefit pension plans were ¥5,441 million and ¥5,882 million for the years ended March 31, 2011 and 2012, respectively.

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Projected benefit obligations	¥5,661	¥6,119
Accumulated benefit obligations	5,441	5,882
Fair value of plan assets	¥593	¥563

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	00000000	00000000
	March 31
	2011	2012
Discount rate	5.7%	4.9%
Rate of compensation increase	2.9%	3.0%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the year ended March 31
	2010	2011	2012
Discount rate	6.0%	4.8%	5.7%
Expected return on plan assets	2.3%	2.0%	4.4%
Rate of compensation increase	2.5%	2.5%	2.9%

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Components of net periodic (benefit) cost:
Service cost	¥221	¥321	¥441
Interest cost	212	206	230
Expected return on plan assets	(16)	(90)	(48)
Amortization of net actuarial (gain) loss	(39)	5	(2)

Net periodic pension cost	¥378	¥442	¥621

Actuarial gain and losses are amortized using the straight-line method over the average remaining service period of active employees. The estimated net actuarial losses for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2013 is ¥31 million.

Japanese plans and foreign plans:

NIDEC’s policy and objective for plan asset management is to generate a stable return on the investment over the long term, which enable NIDEC’s pension funds to meet future benefit payment requirements under risks which NIDEC considers permissible. NIDEC formulates “basic” portfolio that suits the above-mentioned policy, and ensure that plan assets are allocated under this “basic” portfolio. NIDEC evaluates its actual return and revises the “basic” portfolio, if necessary.

NIDEC’s portfolio for plans consists of three major components: approximately 7% is invested in equity securities, approximately 8% is invested in debt securities, and approximately 85% is invested in other investment vehicles, primarily consisting of investments in pooled funds and life insurance company general accounts.

The equity securities are selected from stocks that are listed on the securities exchanges. The debt securities are selected from Japanese and foreign government bonds, public debt instruments, and corporate bonds. Pooled funds included in other assets invest in equity and debt securities in mixture selected from same as above two categories. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital.

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of NIDEC’s pension plan assets at March 31, 2011 and 2012, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥469	¥469	¥—	¥—
Foreign companies	409	409	—	—
Debt securities:
Pooled funds *1	617	—	617	—
Other assets:
Cash and cash equivalents	746	746	—	—
Life insurance company general accounts	2,767	—	2,767	—
Pooled funds *2	3,284	—	3,284	—

Total	¥8,292	¥1,624	¥6,668	¥—

*1	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥307	¥307	¥—	¥—
Foreign companies	228	228	—	—
Debt securities:
Pooled funds *1	598	—	598	—
Other assets:
Cash and cash equivalents	837	837	—	—
Life insurance company general accounts	2,833	—	2,833	—
Pooled funds *2	2,855	—	2,855	—

Total	¥7,658	¥1,372	¥6,286	¥—

*1	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.

Level 1 assets are comprised primarily of cash and cash equivalents and equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised primarily of pooled funds that invest in equity and debt securities, and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. The net asset value is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Investments in life insurance company general accounts are valued at conversion value.

NIDEC expects to contribute approximately ¥671 million to its defined benefit plans for the year ending March 31, 2013.

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2013	¥812	¥336
2014	784	293
2015	795	383
2016	791	430
2017	722	370
Years 2018-2022	¥4,049	¥2,791

Certain subsidiaries have a number of multiemployer plans. Total amounts of cost recognized for certain subsidiaries’ contributions to the plans were ¥203 million, ¥206 million and ¥252 million for the years ended March 31, 2010, 2011 and 2012, respectively. NIDEC expects to contribute approximately ¥162 million for the year ending March 31, 2013.

Certain subsidiaries have a number of defined contribution plans. Total amounts of cost recognized for certain subsidiaries’ contribution to the plans were ¥340 million, ¥982 million and ¥1,533 million for the years ended March 31, 2010, 2011 and 2012, respectively. NIDEC expects to contribute approximately ¥1,600 million for the year ending March 31, 2013.